Employee Benefit Plans (Net Periodic Benefit Cost Of Defined Benefit Plans) (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Pension plans, postretirement and other employee benefits [Line items]
Service cost	¥ 2,396	¥ 2,011	¥ 4,608	¥ 4,001
Interest cost	1,074	1,081	2,148	2,162
Expected return on plan assets	(1,022)	(783)	(2,043)	(1,566)
Amortization of net actuarial losses	869	790	1,738	1,579
Amortization of prior service cost	(384)	(286)	(771)	(573)
Net periodic benefit cost	¥ 2,933	¥ 2,813	¥ 5,680	¥ 5,603